Supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Purchases of intangible assets in trade payables - related parties and accrued expenses - related parties	$ 74,781	$ 357,760	$ 143,986
Initial recognition of ROU assets and liabilities	53,870	12,376	61,529
Purchases of property, plant and equipment in trade payables	34,945	17,341	13,101
Prepaid assets and warrant liabilities assumed upon closing of the merger with GGI	$ 57,040	$ 0	$ 0